Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

28. Subsequent events

On January 1, 2022, the Company entered a convertible note with an accredited investor for a total amount of $450,000. The note is due January 1, 2025 and bears interest at a rate of 1%. The conversion price for the note is the lesser of (i) $0.001 and (ii) 85% of the lesser of (a) 5 days VWAP on the trading day preceding the conversion date, and (b) the VWAP on the conversion date.

On January 5, 2022, the Company entered a convertible note with an accredited investor for a total amount of $485,000 (includes $48,500 OID). The note is due on January 5, 2023 and bears interest at a rate of 8%. The conversion price for the note is $0.0007 per share.

On January 6, 2022, Sugarmade, Inc. (the “Company”) entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Dutchess Capital Growth Fund LP (“Dutchess”) providing for an equity financing facility (the “Equity Line”). The Purchase Agreement provides that upon the terms and subject to the conditions in the Purchase Agreement, Dutchess is committed to purchase up to $10,000,000 of shares of the Company’s common stock over the 36-month term of the Purchase Agreement (the “Term”), which Term commences immediately following the initial date of effectiveness of the Registration Statement referenced below (the “Total Commitment”).

Under the terms of the Purchase Agreement, Dutchess will not be obligated to purchase shares of common stock unless and until certain conditions are met, including but not limited to a Registration Statement on Form S-1 (the “Registration Statement”) becoming effective which registers Dutchess’ resale of any common stock purchased by Dutchess under the Equity Line. The Purchase Agreement obligates the Company to file the Registration Statement within 45 business days of January 6, 2022; provided, however, Dutchess must be provided with a reasonable opportunity to review and comment upon such Registration Statement.

From time to time during the Term, the Company, in its sole discretion, may provide Dutchess with one or more drawdown notices (each, a “Drawdown Notice”), to purchase a specified number of shares of common stock (“Drawdown Notice Shares”), subject to the limitations discussed below. The actual amount of proceeds the Company will receive pursuant to each Drawdown Notice (the “Investment Amount”) is to be determined by multiplying the number of Drawdown Notice Shares by 93% of the lowest traded price of the common stock during the five business days prior to the Closing Date. Closing Date shall mean the date that is eight business days after the Clearing Date. Clearing Date shall mean the first business day that the Dutchess holds the Drawdown Notice Shares in its brokerage account and is eligible to trade the shares.

The maximum number of shares of common stock to be purchased pursuant to any single Drawdown Notice cannot exceed the lesser of (i) $250,000; (ii) 200% of the average daily traded value of the Drawdown Notice Shares during the five days immediately preceding the Drawdown Notice date; or (iii) that number of shares that would cause Dutchess to beneficially own 4.99% of the number of shares of the the Company’s common stock outstanding immediately prior to the issuance of the Drawdown Notice Shares (the “Ownership Limit”).

In order to deliver a Drawdown Notice and sell Drawdown Notice Shares to Dutchess, certain conditions set forth in the Purchase Agreement must be met, including: (a) the representations and warranties of the Company shall be true and correct in all material respects as of the date of the Purchase Agreement and the applicable closing date; (b) since the date of the Company’s most recent filing with the Securities and Exchange Commission (the “SEC”), no event that had or is reasonably likely to have a material adverse effect has occurred; (c) the Company has no knowledge of an event it reasonably deems more likely than not to have the effect of causing the Registration Statement to be suspended or otherwise ineffective within 15 days following the delivery of the Drawdown Notice; and (d) the Company shall have performed, satisfied and complied in all material respects its obligations under the Purchase Agreement. Notwithstanding the forgoing, the Company shall not issue any Drawdown Notice Shares if the issuance of such shares would exceed the aggregate number of shares of common stock which the Company may issue without breaching the Company’s obligations under the rules and regulations of the principal market upon which the common stock trades, or if the issuance would violate such principal market’s shareholder approval requirements or if the issuance would violate the Ownership Limit.

The Purchase Agreement contains customary representations, warranties, and covenants by, among, and for the benefit of the parties. Unless earlier terminated, the Purchase Agreement will terminate automatically on the earlier to occur of: (i) the end of the 36-month Term; (ii) the date that the Company sells and Dutchess purchases the Total Commitment amount; (iii) the date that the Registration Statement is no longer effective; or (iv) the occurrence of certain specified insolvency or bankruptcy-related events. The Company may terminate the Purchase Agreement at any time by written notice to Dutchess in the event of a material breach of the agreement by Dutchess.

The Purchase Agreement also provides for mutual cross-indemnification of the parties and their affiliates in the event that either party incurs losses, liabilities, obligations, claims, damages, liabilities, costs, and expenses resulting from a breach of representations, warranties, covenants, or agreements under the Purchase Agreement; an untrue or misleading statement or misleading omission in the Registration Statement or any preliminary or final prospectus pursuant thereto; or a violation or alleged violation of federal or state securities laws and regulations.

34. Subsequent Events

Convertible note conversions

Subsequent to October 11, 2021, there were multiple accredited investors converted approx. $451,600 of the convertible notes with accrued interest into 614,728,579 shares of the Company’s common stocks.